Schedule II - Valuation and Qualifying Accounts (Details) (Allowance for Doubtful Accounts [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2010
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 7,016		$ 6,379		$ 6,464
Additions charged to costs and expenses	3,915		2,029		2,508
Additions (Deductions) charged to other accounts	122	[1]	111	[1]	(95)	[1]
Deductions from reserves	2,721	[2]	1,503	[2]	2,498	[2]
Balance at end of period	$ 8,332		$ 7,016		$ 6,379

[1]	Amounts represent reserves for the return of merchandise by customers.
[2]	Amounts represent uncollectible accounts charged off.